Commitments and Contingencies - Narrative (Details) $ in Thousands	5 Months Ended	12 Months Ended
	Feb. 28, 2019 agreement	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 15, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Term of contract		3 years 6 months
Number of additional non-cancelable operating lease agreements | agreement	2
Operating lease right-of-use assets		$ 2,157	$ 3,331
Lease liability at December 31, 2020		$ 2,372
Discount rate		7.00%
Operating lease, weighted average remaining lease term		3 years 4 months 17 days
Rent expense		$ 900	700
Cash paid for amount included in lease liabilities		1,800	1,500
Sublease payment		$ 300	300
Employees contribution (as a percent)		100.00%
Safe harbor minimum contribution (as a percent)		3.00%
Expense relating to contributions		$ 200	$ 200
Minimum
Lessee, Lease, Description [Line Items]
Lease renewal term		5 years
Maximum
Lessee, Lease, Description [Line Items]
Lease renewal term		10 years
Waltham, Massachusetts
Lessee, Lease, Description [Line Items]
Minimum rental receivable				$ 600